Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Value Equity Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 98.23%Δ
Denmark − 6.86%
Novo Nordisk Class B	48,110	$3,333,281
		3,333,281
France − 21.00%
Air Liquide	19,980	3,167,025
Danone	39,830	2,579,990
Orange	129,300	1,346,732
Publicis Groupe	54,360	1,752,021
Sodexo	19,080	1,360,095
		10,205,863
Germany − 9.66%
adidas AG †	5,630	1,818,165
Fresenius Medical Care AG & Co.	34,050	2,878,476
		4,696,641
Ireland − 1.52%
Kerry Group Class A	5,790	741,616
		741,616
Japan − 18.67%
Asahi Group Holdings	34,800	1,212,871
Kao	10,900	818,271
KDDI	69,200	1,740,488
Kirin Holdings	29,000	544,696
Lawson	19,900	948,884
Makita	20,700	990,687
Secom	8,100	741,276
Seven & i Holdings	66,800	2,075,483
		9,072,656
Netherlands − 5.42%
Koninklijke Ahold Delhaize	89,210	2,636,863
		2,636,863
Sweden − 6.87%
Hennes & Mauritz Class B *	59,070	1,017,656
Securitas Class B †	151,780	2,320,246
		3,337,902
Switzerland − 16.95%
Nestle	26,590	3,164,530
Roche Holding	9,620	3,295,240
Swatch Group	7,630	1,778,442
		8,238,212
United Kingdom − 11.28%
Diageo	72,130	2,477,573
	Number of shares	Value (US $)
Common StockΔ (continued)
United Kingdom (continued)
G4S †	841,320	$2,169,946
Next	10,890	834,905
		5,482,424
Total Common Stock (cost $48,210,781)		47,745,458

Exchange-Traded Funds – 1.31%
iShares MSCI EAFE ETF *	2,430	154,670
Vanguard FTSE Developed Markets ETF	11,750	480,575
Total Exchange-Traded Funds (cost $607,958)		635,245

Short-Term Investments – 0.09%
Money Market Mutual Funds – 0.09%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.00%)	10,760	10,760
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	10,760	10,760
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.00%)	10,760	10,760
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	10,761	10,761
Total Short-Term Investments (cost $43,041)		43,041
Total Value of Securities Before Securities Lending Collateral−99.63% (cost $48,861,780)		48,423,744
Principal amount°
Securities Lending Collateral – 2.17%
Certificates of Deposit − 0.10%
Royal Bank of Canada (Toronto)	48,000	48,000

NQ-VIP-878 [9/20] 11/20 (1400829)    1

Schedule of investments
Delaware VIP® Trust  —  Delaware VIP International Value Equity Series
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements − 2.07%
Bank of Montreal 0.06%, dated 09/30/20, to be repurchased on 10/1/20, repurchase price $24,833 (collateralized by US government obligations 7.875% 2/15/21; market value $25,330)	24,833	$24,833
Bank of Nova Scotia 0.06%, dated 09/30/20, to be repurchased on 10/1/20, repurchase price $245,687 (collateralized by US government obligations 0.00%−8.00% 12/17/20−11/15/24; market value $250,601)	245,687	245,687
BofA Securities 0.06%, dated 09/30/20, to be repurchased on 10/1/20, repurchase price $245,687 (collateralized by US government obligations 2.25% 12/31/24; market value $250,601)	245,687	245,687
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
Credit Agricole 0.06%, dated 09/30/20, to be repurchased on 10/1/20, repurchase price $245,687 (collateralized by US government obligations 2.375% 8/15/24; market value $250,601)	245,687	$245,687
JP Morgan Securities 0.06%, dated 09/30/20, to be repurchased on 10/1/20, repurchase price $245,687 (collateralized by US government obligations 0.00%−0.125% 2/15/22−1/15/23; market value $250,601)	245,687	245,687
Total Securities Lending Collateral (cost $1,055,581)		1,055,581
Total Value of Securities−101.80% (cost $49,917,361)		49,479,325■
Obligation to Return Securities Lending Collateral — (2.17)%	(1,055,546)
Receivables and Other Assets Net of Liabilities — 0.37%	181,321
Net Assets Applicable to 4,361,312 Shares Outstanding — 100.00%	$48,605,100
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
*	Fully or partially on loan.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
■	Includes $1,063,486 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $57,550.

2    NQ-VIP-878 [9/20] 11/20 (1400829)

Summary of abbreviations:
AG – Aktiengesellschaft
EAFE – Europe, Australasia and Far East
ETF – Exchange-Traded Fund
Summary of abbreviations:
FTSE – Financial Times Stock Exchange
GS – Goldman Sachs
MSCI – Morgan Stanley Capital International
NQ-VIP-878 [9/20] 11/20 (1400829)    3